Earnings Per Share (Computation Of Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Numerator: Basic [Abstract]
Net earnings (loss) attributable to common shareholders, Continuing operations	$ (16)	$ (1,382)	$ (2,809)	$ (6,852)
Net earnings (loss) attributable to common shareholders, Discontinued operations	875	(1,720)	309	723
Net earnings (loss) attributable to common shareholders-total basic	859	(3,102)	(2,500)	(6,129)
Numerator: Diluted [Abstract]
Net earnings (loss) attributable to common shareholders, Continuing operations	(16)	(1,382)	(2,809)	(6,852)
Preferred C dividend	469	0	0	0
Derivative Liability change in fair market value	(2,674)	0	0	0
Total continuing operations	(2,221)	(1,382)	(2,809)	(6,852)
Net earnings (loss) attributable to common shareholders, Discontinued operations	875	(1,720)	309	723
Net earnings (loss) attributable to common shareholders - total diluted	$ (1,346)	$ (3,102)	$ (2,500)	$ (6,129)
Denominator [Abstract]
Weighted average number of common shares - basic	2,890,873	2,885,447	2,889,224	2,884,539
Restricted stock	1,476	0	0	0
Series C preferred stock	3,750,000	0	0	0
Warrants	3,750,000	0	0	0
Weighed average number of common shares - diluted	10,392,349	2,885,447	2,889,224	2,884,539
Basic and Diluted Earnings Per Common Share: Net earnings (loss) attributable to common shareholders per weighted average common share:
Continuing operations - Basic	$ (0.01)	$ (0.48)	$ (0.98)	$ (2.37)
Discontinued operations - Basic	$ 0.31	$ (0.60)	$ 0.11	$ 0.25
Earnings Per Share, Basic, Total	$ 0.30	$ (1.08)	$ (0.87)	$ (2.12)
Continuing operations - Diluted	$ (0.21)	$ (0.48)	$ (0.98)	$ (2.37)
Discontinued operations - Diluted	$ 0.08	$ (0.60)	$ 0.11	$ 0.25
Earnings Per Share, Diluted, Total	$ (0.13)	$ (1.08)	$ (0.87)	$ (2.12)